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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22107


Name of Registrant: SEI STRUCTURED CREDIT FUND, LP


Address of Principal Executive Offices:

            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:

            Timothy W. Levin, Esquire
	       SEI Structured Credit Fund
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456
CC:
            Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code:

Date of fiscal year end:
            		Dec 31
Date of reporting period:
            		07/01/2015    -   06/30/2016



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Registrant : Structured Credit Fund
Fund Name : Structured Credit Fund
________________________________________________________________________________
Ares Capital Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
ARCC       CUSIP 04010L103          05/12/2016            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect R. Kipp deVeer     Mgmt       For        For        For
2          Elect Daniel G. Kelly    Mgmt       For        For        For
3          Elect Eric B. Siegel     Mgmt       For        For        For
4          Ratification of Auditor  Mgmt       For        For        For
________________________________________________________________________________
Ares Capital Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
ARCC       CUSIP 04010L103          05/12/2016            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authority to Sell        Mgmt       For        For        For
            Shares Below Net
            Asset
            Value

________________________________________________________________________________
Ares Dynamic Credit Allocation Fund
Ticker     Security ID:             Meeting Date          Meeting Status
ARDC       CUSIP 04014F102          06/28/2016            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect David A. Sachs     Mgmt       For        Withhold   Against
1.2        Elect M. Freddie Reiss   Mgmt       For        For        For

________________________________________________________________________________
Ares Dynamic Credit Allocation Fund
Ticker     Security ID:             Meeting Date          Meeting Status
ARDC       CUSIP 04014F102          07/14/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Seth J. Brufsky    Mgmt       For        For        For
1.2        Elect John J. Shaw       Mgmt       For        For        For
________________________________________________________________________________
Ares Dynamic Credit Allocation Fund Inc
Ticker     Security ID:             Meeting Date          Meeting Status
ARDC       CUSIP 04014F102          07/14/2015            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Issuance of Common       Mgmt       For        For        For
            Stock(Acquiring Fund
            Only)

2          Approve Changes to       Mgmt       For        For        For
            ARDC'S Fundamental
            Restrictions With
            Respect to
            Loans

3          Approval of Changes      Mgmt       For        For        For
            With Respect to
            Concentration

4          Approval to Change       Mgmt       For        For        For
            ARDC's 80% Investment
            Policy

________________________________________________________________________________
Blackstone/gso Long-short Credit Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
BSL        CUSIP 09256U105          04/20/2016            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Michael F.         Mgmt       For        Withhold   Against
            Holland

1.2        Elect Daniel H. Smith,   Mgmt       For        For        For
            Jr.

________________________________________________________________________________
Guggenheim Equal Weight Enhanced Equity Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
GOF        CUSIP 40167F101          04/06/2016            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Randall C. Barnes  Mgmt       N/A        For        N/A
2          Elect Donald C.          Mgmt       N/A        For        N/A
            Cacciapaglia

3          Elect Donald A. Chubb    Mgmt       N/A        For        N/A
            Jr.

4          Elect Roman Friedrich    Mgmt       N/A        For        N/A
            III

________________________________________________________________________________
Neuberger Berman High Yield Strategies Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NHS        CUSIP 64128C106          08/24/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Robert Conti       Mgmt       For        For        For
1.2        Elect Michael M.         Mgmt       For        For        For
            Knetter

1.3        Elect Peter P. Trapp     Mgmt       For        For        For
________________________________________________________________________________
Stone Harbor Emergin Markets Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
EDF        CUSIP 86164T107          03/11/2016            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Heath B. McLendon  Mgmt       For        Withhold   Against
1.2        Elect Glenn N. Marchak   Mgmt       For        For        For

________________________________________________________________________________
Western Asset Emerging Markets Income Fund Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
EMD        CUSIP 95766E103          09/25/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Paolo M. Cucchi    Mgmt       For        For        For
1.2        Elect Leslie H. Gelb     Mgmt       For        For        For
1.3        Elect Riordan Roett      Mgmt       For        For        For
1.4        Elect Robert D. Agdern   Mgmt       For        For        For
1.5        Elect Jane E. Trust      Mgmt       For        For        For


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:            Structured Credit Fund

By:                       Robert A. Nesher

Name:                  /s/ Robert A. Nesher

Title:                   President

Date:                  Aug 23 2016
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